UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: August 31, 2022

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Fount Subscription Economy ETF

Fount Metaverse ETF

Semi-Annual Report

February 28, 2022

Fount

Table of Contents

The Funds file their complete schedule of investments with the U.S. Securities Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after period end. Each Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information to how each Fund voted proxies relating to its securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 855-425-7426 and (ii) on the Commission’s website at http://www.sec.gov.

Fount Subscription Economy ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.4%
Canada — 8.2%
BCE	2,478	$130,059
Brookfield Asset Management, Cl A	2,422	132,276
Shopify, Cl A*	116	80,534
TC Energy	2,450	131,545
Thomson Reuters	1,246	125,901
		600,315
China — 3.2%
JD.com, Cl A*	200	7,147
Tencent Holdings	4,200	226,402
		233,549
France — 1.8%
Dassault Systemes	2,674	130,620
Japan — 7.2%
KDDI	4,300	140,228
M3	1,700	63,011
Recruit Holdings	2,800	117,154
SoftBank	9,400	118,383
SoftBank Group	2,000	88,995
		527,771
Switzerland — 1.5%
Partners Group Holding	79	107,334
United Kingdom — 3.7%
RELX PLC	4,704	143,967
Vodafone Group PLC	73,458	129,549
		273,516
United States — 73.8%
Communication Services — 23.3%
Activision Blizzard	1,400	114,100
Alphabet, Cl A*	157	424,079
AT&T	6,314	149,579
Description	Shares	Fair Value
United States (continued)
Charter Communications, Cl A*	218	$131,188
Comcast, Cl A	3,108	145,330
Electronic Arts	840	109,276
Netflix*	372	146,761
Snap, Cl A*	2,030	81,078
Spotify Technology*	452	70,598
T-Mobile US*	1,204	148,345
Verizon Communications	3,486	187,094
		1,707,428
Financials — 13.9%
BlackRock, Cl A	179	133,156
Blackstone	1,349	171,957
Marsh & McLennan	942	146,396
Moody’s	364	117,219
MSCI, Cl A	230	115,389
S&P Global	660	247,928
T Rowe Price Group	616	89,049
		1,021,094
Health Care — 2.8%
Cigna	509	121,030
Veeva Systems, Cl A*	392	89,788
		210,818
Information Technology — 33.8%
Adobe*	365	170,703
Autodesk*	448	98,663
Automatic Data Processing	691	141,268
Crowdstrike Holdings, Cl A*	493	96,238
DocuSign, Cl A*	450	53,293
Intuit	322	152,747
Microsoft	3,029	905,035
Oracle	2,366	179,745
salesforce.com*	794	167,161
ServiceNow*	267	154,839
Synopsys*	442	138,076
Twilio, Cl A*	326	56,985
Workday, Cl A*	515	117,961
Zoom Video Communications, Cl A*	364	48,266
		2,480,980
		5,420,320
Total Common Stock (Cost $8,706,589)		7,293,425

The accompanying notes are an integral part of the financial statements.

Fount Subscription Economy ETF

Schedule of Investments

February 28, 2022 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.6%
Invesco Government & Agency, CI Institutional, 0.034%(A)	47,674	$47,674
Total Short-Term Investment (Cost $47,674)		47,674
Total Investments – 100.0% (Cost $8,754,263)		$7,341,099

Percentages are based on Net Assets of $7,340,267.

*    Non-income producing security.

(A)    The rate reported is the 7-day effective yield as of February 28, 2022.

Cl — Class

PLC — Public Limited Company

As of February 28, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period February 28, 2022, ended there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Fount Metaverse ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.6%
Australia — 1.9%
Aristocrat Leisure	8,552	$231,289
China — 8.8%
Baidu, Cl A*	11,250	212,223
Bilibili, Cl Z*	2,260	68,549
Hello Group ADR*	16,635	158,532
NetEase	13,600	265,431
Weibo ADR*	4,902	134,462
XD*	29,000	93,342
Xiaomi, Cl B*	83,800	157,225
		1,089,764
France — 1.6%
Ubisoft Entertainment*	3,707	201,316
Japan — 18.2%
Capcom	8,800	212,025
DeNA*	12,000	183,790
Koei Tecmo Holdings	5,300	182,917
Konami Holdings	4,300	241,928
Mixi	9,600	185,540
Nexon	12,100	261,383
Oriental Land	2,000	366,920
Sega Sammy Holdings	19,400	351,870
Square Enix Holdings	5,200	251,027
		2,237,400
Russia — 0.5%
VK GDR*	11,294	8,290
Yandex, Cl A*	3,751	49,400
		57,690
South Korea — 9.3%
Kakao Games*	4,982	304,551
NAVER	816	215,817
NCSoft	365	134,634
Netmarble	2,193	186,953
Pearl Abyss*	3,812	301,511
		1,143,466
Description	Shares/ Number of Rights	Fair Value
Sweden — 5.9%
Embracer Group, Cl B*	19,445	$168,940
Evolution	1,767	206,090
Paradox Interactive	12,086	261,230
Stillfront Group*	26,558	87,568
		723,828
Taiwan — 1.3%
Sea ADR*	1,071	155,938
United Arab Emirates — 0.6%
Yalla Group ADR*	12,732	77,411
United States — 51.5%
Communication Services — 31.1%
Activision Blizzard	3,280	267,320
Alphabet, Cl A*	272	734,710
Bumble, Cl A*	4,444	113,900
Electronic Arts	1,992	259,139
Meta Platforms, Cl A*	2,690	567,671
Pinterest, Cl A*	3,652	97,691
Playtika Holding*	10,930	225,158
ROBLOX, Cl A*	3,228	166,468
Snap, Cl A*	4,743	189,436
Take-Two Interactive Software*	1,520	246,240
Twitter*	4,324	153,718
Walt Disney*	2,200	326,612
Warner Music Group, Cl A	7,065	255,894
Zynga, Cl A*	24,655	223,867
		3,827,824
Consumer Discretionary — 0.9%
DraftKings, Cl A*	5,040	119,347
Industrials — 1.7%
Maxar Technologies	6,375	206,805
Information Technology — 17.8%
Apple	11,692	1,930,583
Unity Software*	2,416	257,183
		2,187,766
		6,341,742
Total Common Stock (Cost $14,439,145)		12,259,844
RIGHTS — 0.1%
Stillfront Group, Expires 03/23/2022*	26,558	11,920
Total Rights (Cost $—)		11,920

The accompanying notes are an integral part of the financial statements.

Fount Metaverse ETF

Schedule of Investments

February 28, 2022 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency, CI Institutional, 0.034%(A)*	39,411	$39,411
Total Short-Term Investment (Cost $39,411)		39,411
Total Investments — 100.0% (Cost $14,478,556)		$12,311,175

Percentages are based on Net Assets of $12,308,791.

*    Non-income producing security.

(A)    The rate reported is the 7-day effective yield as of February 28, 2022.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of February 28, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Fount

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Fount Subscription Economy ETF	Fount Metaverse ETF
Assets:
Investments at Cost	$8,754,263	$14,478,556
Investments at Fair Value	$7,341,099	$12,311,175
Cash and Cash Equivalents	—	523
Dividends Receivable	3,164	3,909
Total Assets	7,344,263	12,315,607
Liabilities:
Advisory Fees Payable	3,996	6,816
Total Liabilities	3,996	6,816
Net Assets	$7,340,267	$12,308,791
Net Assets Consist of:
Paid-in Capital	$8,741,783	$14,491,066
Total Accumulated Loss	(1,401,516)	(2,182,275)
Net Assets	$7,340,267	$12,308,791
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	350,000	600,000
Net Asset Value, Offering and Redemption Price Per Share	$20.97	$20.51

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

Fount

Statements of Operations

For the period ended February 28, 2022 (Unaudited)

	Fount Subscription Economy ETF(1)	Fount Metaverse ETF(1)
Investment Income:
Dividends	$32,193	$10,723
Less: Foreign Taxes Withheld	(710)	(771)
Total Investment Income	31,483	9,952
Expenses:
Advisory Fees	17,074	25,584
Total Expenses	17,074	25,584
Net Investment Income (Loss)	14,409	(15,632)
Net Realized Gain (Loss) on:
Investments	24	(296)
Foreign Currency Transactions	259	1,076
Net Unrealized Appreciation (Depreciation) on:
Investments	(1,413,164)	(2,167,381)
Foreign Currency Translations	—	(42)
Net Realized and Unrealized Loss on Investments, Foreign Currency Transactions and Foreign Currency Translations	(1,412,881)	(2,166,643)
Net Decrease in Net Assets Resulting from Operations	$(1,398,472)	$(2,182,275)

(1)     Commenced operations on October 27, 2021.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

Fount

Statements of Changes in Net Assets

	Fount Subscription Economy ETF	Fount Metaverse ETF
	Period Ended February 28, 2022(1) (Unaudited)	Period Ended February 28, 2022(1) (Unaudited)
Operations:
Net Investment Income (Loss)	$14,409	$(15,632)
Net Realized Gain (Loss) on Investments	24	(296)
Net Realized Gain on Foreign Currency Transactions	259	1,076
Net Unrealized Depreciation on Investments	(1,413,164)	(2,167,381)
Net Unrealized Depreciation on Foreign Currency Translations	—	(42)
Net Decrease in Net Assets Resulting from Operations	(1,398,472)	(2,182,275)

Distributions	(3,044)	—
Capital Share Transactions:
Issued	8,741,783	14,491,066
Increase in Net Assets from Capital Share Transactions	8,741,783	14,491,066
Total Increase in Net Assets	7,340,267	12,308,791
Net Assets:
Beginning of Period	—	—
End of Period	$7,340,267	$12,308,791
Share Transactions:
Issued	350,000	600,000
Net Increase in Shares Outstanding from Share Transactions	350,000	600,000

(1)     Commenced operations on October 27, 2021.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Fount

Financial Highlights

Selected Per Share Data & Ratios

For the Period Ended February 28, (Unaudited)

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Loss on Investments	Total from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(2)
Fount Subscription Economy ETF
2022†	$24.99	$0.05	$(4.06)	$(4.01)	$(0.01)	$(0.01)	$20.97	$20.95	(16.05)%	$7,340	0.70	%(3)	0.61	%(3)	—%
Fount Metaverse ETF
2022†	24.82	(0.03)	(4.28)	(4.31)	—	—	20.51	20.52	(17.37)	12,309	0.70	(3)	(0.44	)(3)	—

*    Per share data calculated using average shares method.

†   Commenced operations on October 27, 2021.

(1)     Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)     Annualized.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

Fount

Notes to the Financial Statements
February 28, 2022 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Fount Subscription Economy ETF and the Fount Metaverse ETF (each a “Fund”, and together the “Funds”). The Fount Subscription Economy ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Fount Subscription Economy Index and the Fount Metaverse ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Fount Metaverse Index (together the “Index”). Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 7). The Funds commenced operations on October 27, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or broker-dealers) at NAV only in large blocks of shares, 25,000 shares for the Subscription Economy ETF and 25,000 shares for Metaverse ETF, called “Creation Units”. Creation Units of a Fund are issued and redeemed principally in-kind for securities included in a Fund’s Index and a specified cash payment. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies ASC (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

Fount

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•     Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•     Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•     Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended February 28, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 28, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of February 28, 2022, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Tax years that are open, remain

Fount

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — Each of the Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in large blocks of shares (each block of shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 and $575 for Subscription Economy ETC and Metavere ETF, respectively. An authorized participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 and $575 for Subscription Economy EFT and Metaverse, respectively. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore,

Fount

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of February 28, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Fount Subscription Economy ETF	25,000	$500	$524,250	$500
Fount Metaverse ETF	25,000	575	512,750	575

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of a Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral.

3. SERVICE PROVIDERS

Investment Advisory Agreement

Exchange Traded Concepts, LLC, (the “Adviser”), an Oklahoma limited liability company, is located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principle place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement with each Fund (each, an “Advisory Agreement”). Under the Advisory Agreement between the Trust, on behalf of each Fund, and the Adviser, the Adviser provides investment advisory services to the Funds. The Adviser is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of the Index, trading portfolio securities on behalf of the Funds, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.70% of the average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

The Adviser has entered into an arrangement with Fount Investment Co., Ltd., the provider of each Fund’s index (the “Index Provider”) pursuant to which the Adviser and the Funds are permitted to use each Index. As part of the arrangement between the Index Provider and the Adviser, the Index Provider has agreed to assume the Adviser’s obligation to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, to pay the Adviser a minimum fee. The Adviser is sub-licensing rights to each Fund’s Index to the relevant Fund at no charge.

Fount

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

3. SERVICE PROVIDERS (Continued)

A Trustee and certain officer of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as the officers and/or Trustee.

Distribution Arrangement

SEI Investments Distribution Co. (the “Distributor”) serves as the underwriter and distributor of each Fund’s shares pursuant to an amended and restated Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Funds’ shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in either Fund’s shares.

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended February 28, 2022, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. For their services to the Funds, the Administrator, Custodian, and Transfer Agent are each entitled to a fee. The Adviser pays these fees.

An officer of the Trust is affiliated with the Administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the period ended February 28, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Fount Subscription Economy ETF	$125,797	$7,775
Fount Metaverse ETF	2,301,338	34,256

For the period ended February 28, 2022, there were no purchases or sales of long-term U.S. Government securities by the Funds.

For the period ended February 28, 2022, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Fount Subscription Economy ETF	$8,588,543	$—	$—
Fount Metaverse ETF	12,172,359	—	—

Fount

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to paid-in capital or total distributable earnings as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at February 28, 2022, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Fount Subscription Economy ETF	$8,754,263	$65,679	$(1,478,843)	$(1,413,164)
Fount Metaverse ETF	14,478,556	421,067	(2,588,448)	(2,167,381)

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Funds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Funds invests.

Currency Exchange Rate Risk: Each Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, the Funds may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact a Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, a Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Fount

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUNDS (Continued)

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in a Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of a Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between a Fund’s market price and the value of that Fund’s portfolio holdings.

Since foreign exchanges may be open on days when the Funds do not price its shares, the value of the securities in the Funds’ portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ shares.

Conversely, shares may trade on days when foreign exchanges are close. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent the Funds invests a significant portion of their assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk: Some countries and regions in which the Funds invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Funds’ investments.

Index Tracking Risk: The Funds’ returns may not match or achieve a high degree of correlation with the return of the Index. To the extent the Funds utilizes a sampling approach, it may experience tracking error to a greater extent than if the Funds sought to replicate the Index.

International Closed Market Trading Risk: To the extent the Funds’ investments trade in markets that are closed when the Funds and Exchange are open, there are likely to be deviations between current pricing of an underlying security and stale pricing, resulting in the Funds trading at a discount or premium to NAV greater than those incurred by other ETFs.

Industry Concentration Risk: Each Fund may concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Index of a Fund and consequently such Fund’s investment portfolio. This may adversely affect the Funds’ performance or subject its shares to greater price volatility than that experienced by less concentrated investment companies.

Entertainment Industry Concentration Risk (Fount Metaverse ETF only): The entertainment industry is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the entertainment industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the entertainment industry.

Interactive Media & Services Industry Concentration Risk (Fount Metaverse EFT only): The interactive media & services industry includes companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements, including search engines, social media and networking platforms, online classifieds, and

Fount

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUNDS (Continued)

online review companies. The prices of the securities of companies in the interactive media & services industry are closely tied to the performance of the overall economy and may be affected by changes in general economic growth, consumer confidence and consumer spending. Changes in demographics and consumer tastes also may affect the success of companies in the interactive media & services industry. In addition, legislative or regulatory changes and increased government supervision may affect companies in the interactive media & services industry.

Software Industry Concentration Risk (Fount Subscription EFT only): Technological developments, fixed-rate pricing and the ability to attract and retain skilled employees can significantly affect companies operating in the software industry. Changing domestic and international demand, research and development costs and product obsolescence can affect the profitability of software companies. Software company stocks may experience substantial fluctuations in market price.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Funds have exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Funds.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk: Because the Funds are an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Metaverse Companies Risk (Fount Metaverse ETF only): The Metaverse Fund invests primarily in the equity securities of Metaverse Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of Metaverse Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Metaverse Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Fount

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUNDS (Continued)

Models and Data Risk: Each Index relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, the Index methodology may not be successfully implemented and the Funds may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

New/Smaller Fund Risk: A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Funds will achieve an economically viable size, in which case it could ultimately liquidate. The Funds may be liquidated by the Board of Trustees (the “Board”) without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Funds’ NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Funds’ portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Funds’ portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on a Fund’s performance.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Funds are not actively managed and, therefore, the Funds would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Sector Focus Risk: The Funds may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Funds’ sector exposure is expected to vary over time based on the composition of the Index, the Funds anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Communication Services Sector Risk: Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Fount

Notes to the Financial Statements
February 28, 2022 (Unaudited) (Concluded)

6. RISKS OF INVESTING IN THE FUNDS (Continued)

Trading Risk: Shares of the Funds may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The market prices of the Funds’ shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Funds’ holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of each Fund’s shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such circumstances, the Fund’s shares could trade at a premium or discount to their NAV.

7. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak and such developments may in turn impact the value of the Funds’ investments. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

8. OTHER

At February 28, 2022, the records of the Trust, reflected in the table below, shows the total shares outstanding held by Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
Fount Subscription Economy ETF	1
Fount Metaverse ETF	3

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued and have determined that no additional information is required.

Fount

Board Consideration of Approval of Advisory Agreement
February 28, 2022 (Unaudited)

At a meeting held on September 23, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved an investment advisory agreement between the Trust, on behalf of the Fount Metaverse ETF and Fount Subscription Economy ETF (the “Funds”), and Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) pursuant to which ETC would provide advisory services to the Funds (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Funds and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Although the 1940 Act requires that the Agreement be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and possible restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and, at the Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from the Adviser provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss the information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the Agreement, the Board took into account the materials provided prior to and during the Meeting, the presentation made and the extensive discussion during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Trustees took into consideration (i) the nature, extent, and quality of the services to be provided by the Adviser to each Fund; (ii) the Adviser’s expected costs of and profits to be realized from providing advisory services to each Fund, including any fall-out benefits to be enjoyed by the Adviser or its affiliates; (iii) comparative fee and expense data for each Fund; (iv) the extent to which the advisory fee for each Fund reflects economies of scale to be shared with Fund shareholders; and (v) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services to be Provided

In considering the nature, extent, and quality of the services to be provided to the Funds, the Board considered ETC’s specific responsibilities in all aspects of day-to-day management of the Funds. The Board noted that ETC’s responsibilities would include developing, implementing, and maintaining the Funds’ investment program. The Board further noted that ETC’s responsibilities also would include, among other things, monitoring compliance with various Fund policies and procedures and applicable securities regulations, trading portfolio securities and other investment instruments on behalf of the Funds, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities

Fount

Board Consideration of Approval of Advisory Agreement
February 28, 2022 (Unaudited) (Continued)

trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, oversight of general portfolio compliance with relevant law, responsibility for quarterly reporting to the Board, and implementation of Board directives as they relate to the Funds. The Board noted that it had been provided with ETC’s registration form on Form ADV and that it had been provided with ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, service, offerings, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board considered ETC’s experience working with ETFs, including other series of the Trust and other ETFs outside of the Trust. The Board also considered other services to be provided to the Funds by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering the Funds’ business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Funds’ business activities; supervising the Funds’ registration as investment companies and the offering of their shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Funds’ shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Funds by ETC.

Performance

Because the Funds are new and had not commenced operations, the Board noted that there were no historical performance records to consider. The Board took note of the Funds’ index-based investment objectives and considered that the Funds’ performance is expected to reasonably track the performance of each Fund’s underlying index. Consequently, with respect to the Funds’ performance, the Board in the future would focus on, among other things, how well each Fund’s performance tracked the performance of its underlying index, and the extent to which each Fund achieved its investment objective as a passively-managed ETF.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fees to be paid to ETC for its services to the Funds under the Agreement. The Board reviewed a report prepared by an independent third party comparing the Funds’ advisory fees to those paid by a group of peer funds. The Board noted that the Funds’ advisory fees were within, but toward the higher end of, the range of advisory fees paid by the peer funds. The Board took into consideration that the advisory fee is a “unitary fee,” meaning that the Funds would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC will be responsible for compensating the Funds’ other service providers and paying the Funds’ other expenses out of its own fee and resources and that, while the Funds’ index provider has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation to each Fund is satisfied. The Board considered the costs and expenses to be incurred by ETC in providing advisory services, evaluated the compensation and benefits to be received by ETC from its relationship with the Funds, and reviewed a profitability analysis from ETC with respect to the Funds. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services to be rendered.

Fount

Board Consideration of Approval of Advisory Agreement
February 28, 2022 (Unaudited) (Concluded)

Economies of Scale

The Board considered that ETC might realize economies of scale in managing the Funds as their assets grow in size. The Board observed that the structure of each Fund’s unitary fee might result in a sharing of economies with Fund shareholders in the initial period of the Funds’ operations. The Board considered that it would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreement, and noted its intention to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

Conclusion

No single factor was determinative of the Board’s decision to approve the Agreement on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement was in the best interests of the Funds and their respective shareholders.

Fount

Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2022 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is adequately designed to assess and manage each Fund’s liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Fount

Disclosure of Fund Expenses
(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in the examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 27, 2021 to February 28, 2022)(unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment

	Beginning Account Value 10/27/2021	Ending Account Value 2/28/2022	Annualized Expense Ratios	Expenses Paid During Period
Fount Subscription Economy ETF
Actual Fund Return	$1,000.00	$839.50	0.70%	$2.20	*
Hypothetical 5% Return	1,000.00	1,021.32	0.70%	3.51	**
Fount Metaverse ETF
Actual Fund Return	$1,000.00	$826.30	0.70%	$2.19	*
Hypothetical 5% Return	1,000.00	1,021.32	0.70%	3.51	**

*   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 125/365 (to reflect the period from commencement to period end).

** Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period shown).

Fount

Supplemental Information
(Unaudited)

NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of a Fund are listed for trading, as of the time that such Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.fountetfs.com.

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10900 Hefner Point Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
151 N. Franklin St.
Suite 575
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

FIC-SA-001-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 6, 2022

By (Signature and Title)	/s/ James J. Baker
James J. Baker, Jr., Treasurer

Date: May 6, 2022